Employee benefits - Net periodic benefit costs and assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net periodic benefit cost:
Non-operational pension cost (credit)	$ (17)	$ (115)	$ (166)
Defined pension benefits | Switzerland
Net periodic benefit cost:
Service cost	40	50	61
Operational pension cost	40	50	61
Interest cost			(5)
Interest cost	48	13
Expected return on plan assets	(129)	(117)	(116)
Amortization of prior service cost (credit)	(8)	(9)	(9)
Amortization of net actuarial loss	0	0	0
Curtailments, settlements and special termination benefits	13	4	1
Non-operational pension cost (credit)	(76)	(109)	(129)
Net periodic benefit cost	$ (36)	$ (59)	$ (68)
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	1.40%	2.20%
Rate of compensation increase (as a percent)	0.00%	0.00%
Rate of pension increase (as a percent)	0.00%	0.00%
Cash balance interest credit rate (as a percent)	2.00%	2.00%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	2.00%	0.70%	0.00%
Expected long-term rate of return on plan assets (as a percent)	4.00%	3.30%	3.00%
Rate of compensation increase (as a percent)	0.00%	0.00%	0.00%
Cash balance interest credit rate (as a percent)	2.00%	1.30%	1.00%
Defined pension benefits | International
Net periodic benefit cost:
Service cost	$ 30	$ 38	$ 47
Operational pension cost	30	38	47
Interest cost	166	87	72
Expected return on plan assets	(157)	(153)	(178)
Amortization of prior service cost (credit)	(2)	(2)	(2)
Amortization of net actuarial loss	52	58	67
Curtailments, settlements and special termination benefits	19	7	7
Non-operational pension cost (credit)	78	(3)	(34)
Net periodic benefit cost	$ 108	$ 35	$ 13
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	4.50%	4.80%
Rate of compensation increase (as a percent)	1.70%	1.80%
Rate of pension increase (as a percent)	1.60%	1.80%
Cash balance interest credit rate (as a percent)	3.20%	2.70%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	4.80%	2.10%	1.60%
Expected long-term rate of return on plan assets (as a percent)	5.00%	3.70%	4.00%
Rate of compensation increase (as a percent)	1.80%	1.50%	1.00%
Cash balance interest credit rate (as a percent)	2.70%	2.10%	2.10%
Other postretirement benefits | International
Net periodic benefit cost:
Non-operational pension cost (credit)	$ 19	$ 4	$ 3